Annual Total Returns- Alger Dynamic Opportunities Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Dynamic Opportunities Fund - AC - Class Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.53%)	9.69%	18.19%	4.24%	2.16%	(0.01%)	17.26%	(2.05%)	13.18%	47.58%